BUSINESS TRANSACTIONS - Assets and Liabilities Held For Sale (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 525.0	$ 651.2	$ 158.8
Trade and other receivables	3.0	4.2
Current inventories	167.2	152.1
Other current financial assets	27.0	14.3
Other current non-financial assets	113.3	96.1
Property, plant and equipment	6,775.2	6,684.8
Deferred income tax assets	96.2	98.1
Intangible assets and goodwill	391.8	396.4
Total assets	8,382.7	8,422.8
Trade and other payables	(274.7)	(240.4)
Income taxes payable	(37.4)	(45.0)
Other financial liabilities	(76.0)	(78.8)
Other provisions and liabilities	(57.7)	(77.6)
Debt	(772.8)	(993.8)
Environmental rehabilitation provisions	(352.9)	(363.5)
Deferred tax liabilities	1,364.2	1,229.1
Other comprehensive loss	(15.9)	15.9
Non-controlling interests	$ 807.3	$ 826.0